Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax provision at statutory rate	$ 21,000	$ 21,000
State income taxes	3.30%	4.50%
Tax rate change	(0.90%)	0.00%
Other	0.00%	(1.40%)
Prior year true-ups	0.60%	0.00%
Permanent items	(0.2)	(0.5)
Change in valuation allowance	(23.80%)	(23.60%)
Effective income tax rate	0.00%	0.00%